Management Fee, Selling Commission, Platform Fees And Profit Share (Millburn Multi-Markets Fund L.P. [Member])	12 Months Ended
Dec. 31, 2014
Millburn Multi-Markets Fund L.P. [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share
4.	MANAGEMENT FEE, SELLING COMMISSION, PLATFORM FEES AND PROFIT SHARE

Each Series of Units are allocated management fees at a fixed rate of 0.167% per month of net asset value (2% per annum) of a limited partners interest and a 20% profit share. Such management fees and profit share are allocated to the limited partners of the Partnership but charged at the Master Fund level. For the years ended December 31, 2014 and 2013, the Partnership incurred Partnership-level management fees of $2,344,823 and $3,519,872, respectively. These amounts are included in the Statements of Operations under Management fees. The management fee and profit share are described in more detail in the Master Funds financial statements included in Section II of this annual report.

The terms of the Series issued by the Partnership are: 1) Series A Units which, in addition to the management fees and profit share allocable to the General Partner, are subject to selling commissions payable to Selling Agents equal to 1/12 of 2% (2% per annum) based on the month-end Net Asset Value of such Series investment; 2) Series B Units which, in addition to the management fees and profit share allocable to the General Partner, are subject to a platform fee of 1/12 of 0.25% (0.25% per annum) based on the month end net asset value of such Series investment and are for those investors participating in asset-based or fixed fee registered investment adviser (RIA) platforms; and 3) Series C Units which are subject to the management fees and profit share allocable to the General Partner and are for those investors participating in asset-based or fixed fee RIA platforms not subject to the Platform Fee. For the years ended December 31, 2014 and 2013, Selling Commissions and Platform Fees were as follows:

					Selling Commissions
	Selling Commissions		Platform Fees		and Platform Fees
	2014	2013	2014	2013	2014	2013

Series A Units	$2,103,773	$3,023,015	$-	$-	$2,103,773	$3,023,015
Series B Units	-	-	20,749	40,283	20,749	40,283
	$2,103,773	$3,023,015	$20,749	$40,283	$2,124,522	$3,063,298

Amounts were charged at the Master Fund level and allocated to applicable Partnership investors only. No amounts were allocated to Series C Units.